Acquisition of Business (Details) - Schedule of net assets acquired - USD ($)	12 Months Ended
	Aug. 31, 2020	Jan. 31, 2020
Schedule of net assets acquired [Abstract]
Common stock issued	$ 6,085,180	$ 6,085,180
Note payable issued	1,332,893	1,332,893
Total	7,418,073	7,418,073
Cash	66,994	66,994
Accounts receivable	1,761	1,761
Inventory	42,613	42,613
Equipment and fixtures	1,056,935	1,056,935
Customer base	177,600	177,600
Intellectual property and trademarks	583,200	583,200
Goodwill	5,810,640	5,810,640
Acounts payable and accrued expenses	(26,104)	(26,104)
Deferred revenue	(26,851)	(26,851)
Debt	(268,715)	(268,715)
Net assets acquired	$ 7,418,073	$ 7,418,073